Loss per share (Tables)	12 Months Ended
Jun. 30, 2025
Profit or loss [abstract]
Schedule of loss per share

	2025	2024	2023

Reconciliation of loss after tax	(26,016,967)	(14,408,346)	(20,597,436)
Weighted average number of Ordinary Shares outstanding during the period used in calculating loss per share	13,041,209	10,267,686	3,918,750

Loss per share attributable to the owners of Mixed Martial Arts Group Limited
Basic loss per share	(1.99)	(1.40)	(5.26)
Diluted loss per share	(1.99)	(1.40)	(5.26)